Goodwill - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	May 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill	$ 91,636	$ 91,271	$ 0
Predecessor
Goodwill [Line Items]
Goodwill		$ 0		$ 0	$ 0